Significant and Critical Accounting Policies and Practices (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 02, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Significant and Critical Accounting Policies and Practices (Textual)
Inventory markdown charges		$ 0	$ 0	$ 0	$ 21,861
Investments minority interest	$ 83,333
Income tax benefits recognized, percent				50.00%
Description of investments cost method equity method and joint venture		The Company holds 50% or less of the common stock or in-substance common stock.